BUSINESS ACQUISITION (Details 1) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2016	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Fair value of the previously held equity interest:
Gain on remeasurement of fair value as of acquisition date		$ 0	$ 25,225,611	$ 971,681
Shunshun Bida [Member]
Business Acquisition [Line Items]
Cash consideration	$ 19,119,796
Common shares	13,558,991
Fair value of the previously held equity interest:
Carrying amount	10,515,391
Gain on remeasurement of fair value as of acquisition date	25,225,611
Total	$ 68,419,789